Segments of Operations	12 Months Ended
Dec. 31, 2023
Segments of Operations [Abstract]
SEGMENTS OF OPERATIONS

NOTE 15 — SEGMENTS OF OPERATIONS:

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable operating segments. The Company manages its business primarily on a service basis. The Company’s reportable segments consist of the Nanox.ARC division, the radiology services division and the AI solutions division. Each one is managed separately to better align with the Company’s customers and distribution partners and the unique market dynamics of each segment. Operating income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Costs excluded from segment operating income include various corporate expenses such as income taxes. The Company does not include intercompany transfers between segments for management reporting. From 2022, total assets for each of the Company’s reportable segments have been separately presented to, and reviewed by, the Chief Operating Decision Maker of the Company to assess the performance of the Company’s segments.

Total assets reviewed include marketable securities although their profit or loss are not included in the measurements of the reportable segments’ loss.

The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.” The Company evaluates the performance of its reportable operating segments based on net sales and operating loss.

	Year ended December 31, 2023 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$116	$9,462	$327	$9,905
Segment operating loss	(42,231)	(4,288)	(16,070)	(62,589)
Financial income				1,652
Realized loss from sale of marketable securities				(178)
Loss before taxes on income				$(61,115)

Depreciation and amortization expenses	$1,036	$12	$150	$1,198
Change in obligation in earn-out liabilities	$-	$(4,488)	$-	$(4,488)
Goodwill impairment	$-	$7,055	$365	$7,420
Stock based compensation	$5,678	$202	$958	$6,838

Total Assets	$130,665	$21,709	$66,274	$218,648
Expenditures for segment’s assets	$3,184	$81	$38	$3,303

	Year ended December 31, 2022 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$8,235	$343	$8,578
Segment operating loss	(67,066)	(2,760)	(47,884)	(117,710)
Financial income				789
Loss before taxes on income				$(116,921)

Depreciation and amortization expenses	$611	$2,642	$8,259	$11,512
Change in obligation in earn-out liabilities	$-	$840	$(21,216)	$(20,376)
Goodwill impairment	$-	$-	$50,878	$50,878
Stock based compensation	$17,049	$224	$1,350	$18,623

Total Assets	$148,352	$30,753	$74,828	$253,933
Expenditures for segment’s assets	$8,140	$15	$26	$8,181

	Year ended December 31, 2021 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$1,034	$270	$1,304
Segment operating loss	(56,875)	(530)	(4,153)	(61,558)
Financial expense				(288)
Loss before taxes on income				$(61,846)

Depreciation and amortization expenses	458	441	1,393	2,292
Stock based compensation	$18,433	$37	$336	$18,806

Total Assets	$195,621	$31,802	$135,747	$363,170
Expenditures for segment’s assets	$23,139	$2,859	$19	$26,017

For the years ended December 31, 2023, 2022 and December 31, 2021, the Company’s revenues in the United States constituted approximately 99%, 97% and 98% of the Company’s total revenue, respectively. For the years ended December 31, 2023, 2022 and December 31, 2021, no individual customer exceeded 10% of the Company’s total revenue or total accounts receivables.

Long-lived assets by geography

	Year Ended December 31
	2023	2022	2021
Israel	7,360	5,476	4,986
South Korea	38,921	38,922	33,949
Unites States	635	159	29
Japan	-	145	196
	46,916	44,702	39,160